COMMITMENTS AND CONTINGENCIES (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Line Items]
Reserves for unfunded commitments	$ 600,000	$ 700,000
Commitments outstanding to extend credit	0	0
Loans and Leases Receivable, Commitments, Fixed Rates	123,700,000	174,000,000.0
Loans and Leases Receivable, Commitments, Variable Rates	$ 3,200,000,000	$ 2,900,000,000
Loan Commitments, Fixed Interest Rate Range, Minimum	0.00%
Loan Commitments, Fixed Interest Rate Range, Maximum	21.00%
Loan Commitments, Fixed Rate, Maturities, Minimum	1 year	1 year
Loan Commitments, Fixed Rate, Maturities, Maximum	31 years 7 months 6 days	30 years
Letters of credit issued to guarantee performance of a client to a third party	$ 33,400,000	$ 32,700,000
Affordable Housing Program Obligation	38,500,000	39,400,000
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	10,075,000	5,439,000	$ 16,806,000
Amortization Method Qualified Affordable Housing Project Investments, Amortization	6,900,000	5,700,000	4,200,000
Affordable housing contingent commitment	0	0
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	3,100,000	3,900,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	5,100,000	3,900,000
Estimated Litigation Liability	0	0
Commitments to Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding to extend credit	3,300,000,000	3,000,000,000.0
Minimum
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates		0.0000
Maximum
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates		0.2100
Affordable housing investment [Member]
Commitments and Contingencies Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	6,200,000	4,900,000	3,200,000
Historic tax credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	$ 3,500,000	$ 500,000	$ 13,700,000